Stockholders Deficit (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares, Options Outstanding	5,114,589	4,664,589	2,624,869	4,162,067	3,812,953
Weighted average remaining life in years	5 years 3 months 29 days	5 years 4 months 6 days
Weighted average exercise price, option outstanding	$ 0.86	$ 0.55	$ 0.926	$ 0.411	$ 0.26
Number of shares, Options exercisable	4,122,111	4,056,179
Weighted average exercise price, option exercisable	$ 0.40	$ 0.38
Weighted average remaining life in years- vested and exercisable	5 years 3 months 29 days	5 years 4 months 6 days
Range 0.12
Number of shares, Options Outstanding	2,646,410	2,646,410
Weighted average remaining life in years	4 years 1 month 17 days	4 years 4 months 17 days
Weighted average exercise price, option outstanding	$ 0.12	$ 0.12
Number of shares, Options exercisable	2,646,410	2,646,410
Weighted average exercise price, option exercisable	$ 0.12	$ 0.12
Weighted average remaining life in years- vested and exercisable	4 years 1 month 17 days	4 years 4 months 17 days
Range 0.57
Number of shares, Options Outstanding	1,022,963	1,022,963
Weighted average remaining life in years	4 years 2 months 19 days	4 years 5 months 19 days
Weighted average exercise price, option outstanding	$ 0.57	$ 0.57
Number of shares, Options exercisable	1,022,963	1,022,963
Weighted average exercise price, option exercisable	$ 0.57	$ 0.57
Weighted average remaining life in years- vested and exercisable	4 years 2 months 19 days	4 years 5 months 19 days
Range 1.64
Number of shares, Options Outstanding	1,170,403	945,403
Weighted average remaining life in years	8 years 2 months 8 days	9 years 29 days
Weighted average exercise price, option outstanding	$ 1.64	$ 1.64
Number of shares, Options exercisable	449,625	386,806
Weighted average exercise price, option exercisable	$ 1.64	$ 1.64
Weighted average remaining life in years- vested and exercisable	8 years 2 months 8 days	9 years 29 days
Range 1.90
Number of shares, Options Outstanding	49,813	49,813
Weighted average remaining life in years	3 years 8 months 23 days	3 years 11 months 23 days
Weighted average exercise price, option outstanding	$ 1.90	$ 1.90
Number of shares, Options exercisable	3,113	0
Weighted average exercise price, option exercisable	$ 1.90	$ 1.90
Weighted average remaining life in years- vested and exercisable	3 years 8 months 23 days	3 years 11 months 23 days
Range 6.59 [Member]
Number of shares, Options Outstanding	225,000
Weighted average remaining life in years	9 years 11 months 26 days
Weighted average exercise price, option outstanding	$ 6.59
Weighted average exercise price, option exercisable	$ 0
Weighted average remaining life in years- vested and exercisable	9 years 11 months 26 days